CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)
Debt Instrument [Line Items]
Conversion of convertible debt into ordinary shares, Principal		¥ (98,428,000)	¥ (78,999,000)
Conversion of convertible debt into ordinary shares, Accrued Interest		(14,494,000)	(14,169,000)
Exchange rate change on convertible notes face value		(754,000)
Amortization of debt discount premium (Interest Expenses)	$ 4,400,000	31,800,000	31,200,000	¥ 23,200,000
March Note
Debt Instrument [Line Items]
Principal amount | $	$ 20,000,000								$ 20,000,000	$ 20,000,000
August Note
Debt Instrument [Line Items]
Principal amount | $								$ 5,500,000
November Note
Debt Instrument [Line Items]
Principal amount | $						$ 6,000,000
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount			66,679,000		¥ 43,061,000		$ 6,000,000
Accrued Interest			268,000		1,480,000
Modified the CB principal		2,989,000	2,989,000
Repayment of convertible debt, Principal amount			(42,903,000)		(38,170,000)
Repayment of convertible debt, Accrued interest			(5,219,000)		(3,590,000)
Exchange rate change on convertible notes face value		¥ 3,653,000	6,330,000
Convertible Notes Payable, Net | March Note
Debt Instrument [Line Items]
Principal amount			129,956,000		129,956,000
Accrued Interest			16,383,000		18,084,000
Convertible Notes Payable, Net | August Note
Debt Instrument [Line Items]
Principal amount			37,200,000
Accrued Interest			3,104,000
Convertible Notes Payable, Net | November Note
Debt Instrument [Line Items]
Principal amount			43,061,000		43,061,000
Accrued Interest			170,000		1,480,000
Convertible Notes Payable, Net | Less: Debt Discount
Debt Instrument [Line Items]
Principal amount			30,955
Convertible Notes Payable, Net | Total
Debt Instrument [Line Items]
Principal amount			97,634,000		43,061,000
Accrued Interest			¥ 268,000		¥ 1,480,000